CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (DEFICIT) (unaudited) (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Statement of Stockholders' Equity [Abstract]
Series B preferred stock, Net of issuance cost	$ 42